INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Interests in Other Entities [Abstract]
Disclosure of investments

	As at December 31
(In millions of dollars)	2021	2020

Investments in:
Publicly traded companies	1,581	1,535
Private companies	53	97
Investments, measured at FVTOCI	1,634	1,632
Investments, associates and joint ventures	859	904

Total investments	2,493	2,536

Disclosure of interests in joint ventures
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2021	2020

Current assets	537	512
Long-term assets	3,254	3,409
Current liabilities	(990)	(857)
Long-term liabilities	(1,177)	(1,358)

Total net assets	1,624	1,706

Our share of net assets	855	900

Revenue	1,805	1,310
Expenses	(1,912)	(1,410)

Net loss	(107)	(100)

Our share of net loss	(44)	(40)

Disclosure of interests in associates
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2021	2020

Current assets	537	512
Long-term assets	3,254	3,409
Current liabilities	(990)	(857)
Long-term liabilities	(1,177)	(1,358)

Total net assets	1,624	1,706

Our share of net assets	855	900

Revenue	1,805	1,310
Expenses	(1,912)	(1,410)

Net loss	(107)	(100)

Our share of net loss	(44)	(40)